UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21519
Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%(1)

Security	Shares	Value
Capital Markets — 2.0%
Franklin Resources, Inc.	59,000	$5,842,775

		$5,842,775

Chemicals — 3.8%
Monsanto Co.	80,000	$6,070,400
Potash Corp. of Saskatchewan, Inc.	52,000	5,166,200

		$11,236,600

Commercial Banks — 10.0%
Banco Bradesco SA ADR	217,800	$3,606,768
Fifth Third Bancorp	500,000	6,220,000
Itau Unibanco Holding SA ADR	304,000	5,824,640
PNC Financial Services Group, Inc.	125,000	6,928,750
Wells Fargo & Co.	240,000	6,823,200

		$29,403,358

Computers & Peripherals — 2.0%
International Business Machines Corp.	48,000	$5,874,720

		$5,874,720

Diversified Telecommunication Services — 2.6%
Telefonos de Mexico SA de CV ADR	200,000	$3,230,000
Verizon Communications, Inc.	153,000	4,501,260

		$7,731,260

Electric Utilities — 4.8%
Iberdrola SA	650,000	$5,534,021
Red Electrica Corp. SA	59,000	2,957,861
Southern Co.	176,222	5,639,104

		$14,130,986

Energy Equipment & Services — 4.2%
Diamond Offshore Drilling, Inc.	56,966	$5,214,098
Halliburton Co.	150,000	4,381,500
National-Oilwell Varco, Inc.	71,000	2,903,900

		$12,499,498

Food Products — 3.1%
Nestle SA ADR	96,000	$4,560,960
Unilever PLC ADR	151,000	4,608,520

		$9,169,480

Health Care Equipment & Supplies — 2.5%
Covidien PLC	146,000	$7,381,760

		$7,381,760

Health Care Providers & Services — 2.1%
Fresenius Medical Care AG & Co. KGaA	125,000	$6,335,832

		$6,335,832

Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	104,000	$6,492,720
Sodexo	56,000	3,067,322

		$9,560,042

Household Durables — 1.2%
Whirlpool Corp.	48,000	$3,608,640

		$3,608,640

Security	Shares	Value
Household Products — 1.5%
Kimberly-Clark de Mexico SA de CV	1,000,000	$4,464,832

		$4,464,832

Industrial Conglomerates — 1.8%
Siemens AG	60,000	$5,350,047

		$5,350,047

Insurance — 2.6%
Lincoln National Corp.	126,000	$3,097,080
Prudential Financial, Inc.	89,000	4,449,110

		$7,546,190

Internet Software & Services — 0.1%
AOL, Inc.(2)	14,545	$348,644

		$348,644

IT Services — 1.7%
MasterCard, Inc., Class A	20,000	$4,998,000

		$4,998,000

Machinery — 7.4%
Danaher Corp.	46,000	$3,282,100
Illinois Tool Works, Inc.	75,000	3,269,250
Komatsu, Ltd.	224,000	4,507,492
PACCAR, Inc.	160,000	5,764,800
Parker Hannifin Corp.	90,000	5,031,900

		$21,855,542

Media — 3.7%
Time Warner, Inc.	160,000	$4,392,000
Walt Disney Co. (The)	220,000	6,501,000

		$10,893,000

Metals & Mining — 3.9%
BHP Billiton, Ltd. ADR	130,000	$9,018,100
Newmont Mining Corp.	60,000	2,571,600

		$11,589,700

Multiline Retail — 2.4%
Target Corp.	140,000	$7,177,800

		$7,177,800

Oil, Gas & Consumable Fuels — 14.4%
Chevron Corp.	50,000	$3,606,000
ConocoPhillips	119,000	5,712,000
Enbridge, Inc.	52,000	2,260,440
Exxon Mobil Corp.	30,000	1,932,900
Hess Corp.	84,000	4,854,360
Occidental Petroleum Corp.	105,000	8,225,700
Royal Dutch Shell PLC, Class A	211,000	5,831,974
Suncor Energy, Inc.	138,000	4,367,700
Total SA ADR	102,000	5,874,180

		$42,665,254

Pharmaceuticals — 8.2%
AstraZeneca PLC	123,000	$5,709,222
Bristol-Myers Squibb Co.	167,000	4,068,120
Roche Holding AG	22,000	3,690,962
Sanofi-Aventis	85,000	6,285,267
Teva Pharmaceutical Industries, Ltd. ADR	80,000	4,537,600

		$24,291,171

Security	Shares	Value
Software — 2.1%
Microsoft Corp.	215,000	$6,058,700

		$6,058,700

Specialty Retail — 1.0%
Home Depot, Inc.	100,000	$2,801,000

		$2,801,000

Tobacco — 1.5%
Philip Morris International, Inc.	100,000	$4,551,000

		$4,551,000

Wireless Telecommunication Services — 3.1%
Rogers Communications, Inc., Class B	155,000	$4,845,300
Vodafone Group PLC ADR	198,000	4,249,080

		$9,094,380

Total Common Stocks (identified cost $238,130,675)		$286,460,211

Preferred Stocks — 22.8%

Security	Shares	Value
Capital Markets — 1.4%
Morgan Stanley, 4.00%(3)	200,000	$4,120,000

		$4,120,000

Commercial Banks — 9.4%
Abbey National Capital Trust I, 8.963%(3)	750	$802,373
ABN AMRO North America Capital Funding Trust, 6.968%(3)(4)	950	577,125
Barclays PLC, 7.434%(3)(4)	1,500	1,450,343
BBVA International SA Unipersonal, 5.919%(3)	1,250	1,056,955
BNP Paribas, 7.195%(3)(4)	25	2,455,290
BNP Paribas Capital Trust, 9.003%(3)(4)	4,000	4,110,668
Credit Agricole SA/London, 6.637%(3)(4)	2,100	1,839,986
DB Contingent Capital Trust II, 6.55%	25,000	549,500
Den Norske Bank, 7.729%(3)(4)	3,600	3,480,826
JPMorgan Chase & Co., 7.90%(3)	2,500	2,619,012
Landsbanki Islands HF, 7.431%(3)(4)(5)	2,150	5,590
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	1,900	1,166,997
PNC Financial Services Group, Inc., Series L, 9.875%(3)	90,000	2,542,500
Royal Bank of Scotland Group PLC, 7.25%	26,852	349,076
Royal Bank of Scotland Group PLC, 7.64%(2)(3)	9	545,682
Santander Finance SA Unipersonal, 10.50%	12,147	342,545
Standard Chartered PLC, 6.409%(3)(4)	11	956,387
Wells Fargo & Co., 7.98%(3)	1,200	1,254,241
Wells Fargo & Co., Class A, 7.50%	1,800	1,696,680

		$27,801,776

Diversified Financial Services — 1.1%
Bank of America Corp., 6.70%	58,000	$1,189,580
Bank of America Corp., Series I, 6.625%	46,000	943,000
CoBank, ACB, 11.00%(4)	20,000	1,066,876

		$3,199,456

Electric Utilities — 1.3%
Dominion Resources, Inc., 8.375%	100,000	$2,731,000
Entergy Arkansas, Inc., 6.45%	22,000	485,375
Southern California Edison Co., 6.00%	6,000	531,300

		$3,747,675

Security	Shares	Value
Food Products — 1.1%
Archer-Daniels-Midland Co., 6.25%	40,000	$1,716,000
Dairy Farmers of America, 7.875%(4)	18,500	1,458,610

		$3,174,610

Insurance — 5.6%
Aegon NV, 6.375%	95,000	$1,748,000
Arch Capital Group, Ltd., Series B, 7.875%	15,000	371,100
AXA SA, 6.379%(3)(4)	500	414,655
AXA SA, 6.463%(3)(4)	4,400	3,539,439
Endurance Specialty Holdings, Ltd., 7.75%	14,750	345,003
ING Capital Funding Trust III, 8.439%(3)	1,200	1,106,624
MetLife, Inc., 6.50%	100,000	2,388,000
PartnerRe, Ltd., 6.50%	20,000	452,000
Prudential PLC, 6.50%	2,600	2,196,639
RenaissanceRe Holdings, Ltd., Series C, 6.08%	113,000	2,236,270
Zurich Regcaps Fund Trust VI, 0.959%(3)(4)	2,427	1,830,868

		$16,628,598

Oil, Gas & Consumable Fuels — 1.6%
Kinder Morgan GP, Inc., 8.33%(3)(4)	5,000	$4,894,063

		$4,894,063

Real Estate Investment Trusts (REITs) — 1.3%
Regency Centers Corp., 7.45%	80,000	$1,866,400
Vornado Realty, LP, 7.875%	80,000	1,987,200

		$3,853,600

Total Preferred Stocks (identified cost $69,785,830)		$67,419,778

Corporate Bonds & Notes — 5.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 2.8%
American Express Co., 6.80%, 9/1/66(3)	$1,031	$963,985
Capital One Capital V, 10.25%, 8/15/39	2,500	2,869,355
General Electric Capital Corp., 6.375%, 11/15/67(3)	3,500	3,097,500
SunTrust Capital VIII, 6.10%, 12/1/36(3)	2,000	1,472,050

		$8,402,890

Insurance — 0.9%
MetLife, Inc., 10.75%, 8/1/69	$2,000	$2,506,238

		$2,506,238

Retail-Drug Stores — 1.0%
CVS Caremark Corp., 6.302%, 6/1/62(3)	$2,000	$1,860,982
Macy’s Retail Holdings, Inc., 7.45%, 7/15/17	1,000	1,055,000

		$2,915,982

Utilities — 0.7%
Dominion Resources, Inc., 7.50%, 6/30/66(3)	$2,000	$1,992,496

		$1,992,496

Total Corporate Bonds & Notes (identified cost $14,640,502)		$15,817,606

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$1,483	$1,483,359
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	8,127	8,127,290

Total Short-Term Investments (identified cost $9,610,649)		$9,610,649

Total Investments — 128.3% (identified cost $332,167,656)		$379,308,244

Other Assets, Less Liabilities — (28.3)%		$(83,770,738)

Net Assets — 100.0%		$295,537,506

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $29,247,723 or 9.9% of the Fund’s net assets.

(5)		Defaulted security.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $142, respectively.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	63.1%	$239,307,256
United Kingdom	6.2	23,416,938
France	5.5	21,020,849
Canada	4.4	16,639,640
Germany	3.1	11,685,879
Brazil	2.5	9,431,408
Australia	2.4	9,018,100
Spain	2.2	8,491,882
Switzerland	2.2	8,251,922
Mexico	2.0	7,694,832
Ireland	1.9	7,381,760
Israel	1.2	4,537,600
Japan	1.2	4,507,492
Norway	0.9	3,480,826
Bermuda	0.7	2,688,270
Netherlands	0.5	1,748,000
Iceland	0.0	5,590

Total Investments	100.0%	$379,308,244

The Fund did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$333,567,998

Gross unrealized appreciation	$57,777,661
Gross unrealized depreciation	(12,037,415)

Net unrealized appreciation	$45,740,246

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$30,973,160	$3,067,322		$—	$34,040,482
Consumer Staples	18,185,312	—		—	18,185,312
Energy	49,332,778	5,831,974		—	55,164,752
Financials	42,792,323	—		—	42,792,323
Health Care	15,987,480	22,021,283		—	38,008,763
Industrials	17,348,050	9,857,539		—	27,205,589
Information Technology	17,280,064	—		—	17,280,064
Materials	22,826,300	—		—	22,826,300
Telecommunication Services	16,825,640	—		—	16,825,640
Utilities	5,639,104	8,491,882		—	14,130,986

Total Common Stocks	$237,190,211	$49,270,000	*	$—	$286,460,211

Preferred Stocks
Consumer Staples	$1,716,000	$1,458,610		$—	$3,174,610
Energy	—	4,894,063		—	4,894,063
Financials	23,126,854	32,476,576		—	55,603,430
Utilities	3,262,300	485,375		—	3,747,675

Total Preferred Stocks	$28,105,154	$39,314,624		$—	$67,419,778

Corporate Bonds & Notes	$—	$15,817,606		$—	$15,817,606
Short-Term Investments	1,483,359	8,127,290		—	9,610,649

Total Investments	$266,778,724	$112,529,520		$—	$379,308,244

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010